Share-based compensation and warrant reserve	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Option And Warrant Reserves [Abstract]
Share-based compensation and warrant reserve [Text Block]

Note 16: Share-based compensation and warrant reserve

(a) Share-based compensation expense

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees, and other service providers. During the years ended December 31, 2023, 2022, and 2021, the Company recognized share-based compensation expense as follows:

	Years ended December 31
	2023	2022	2021
Recognized in net loss (earnings) and included in:
Exploration and evaluation costs	$477	$481	$473
Fees, salaries and other employee benefits	874	1,188	1,573
Total share-based compensation expense	$1,351	$1,669	$2,046

During the year ended December 31, 2023, the Company granted 3,134,800 (December 31, 2022 - 3,430,000, December 31, 2021 - 1,405,000) share options to directors, officers, employees, and certain consultants who provide certain on-going services to the Company, representative of employee services. The weighted average fair value per option of these share options was calculated as $0.47 (December 31, 2022 - $0.46, December 31, 2021 - $0.56) using the Black-Scholes option valuation model at the grant date. In addition to options, the Company also granted 197,345 RSU's during the year ended December 31, 2023, (December 31, 2022, and 2021 - nil) to officers and employees which have all vested and were settled through the issuance of common shares.

The fair value of the share-based options granted during the years ended December 31, 2023, 2022 and 2021 was estimated using the Black-Scholes option valuation model with the following weighted average assumptions:

Years ended December 31
	2023	2022	2021
Risk-free interest rate	3.06%	2.20%	0.91%
Expected dividend yield	Nil	Nil	Nil
Share price volatility	68%	67%	67%
Expected forfeiture rate	4.7%	2.5%	0%
Expected life in years	5.0	5.0	4.90

The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options. The expected volatility assumption is based on the historical and implied volatility of the Company's common shares. The expected forfeiture rate and the expected life in years are based on historical trends.

(b) Long-term incentive plan

On June 29, 2023 the Company adopted a new Long-Term Incentive Plan ("LTI Plan") which strives to accelerate and encourage additional share ownership by its employees, officers and directors. The LTI plan provides for the awarding of share options, performance share units, restricted share units and deferred share units. The LTI Plan limits the number of shares reserved for issuance under the LTI Plan, together with all other security-based compensation arrangements of the Company to 10% of the issued and outstanding Shares.

The number of share options issued and outstanding and the weighted average exercise price were as follows:

	Number of share options	Weighted average exercise price ($/option)
Outstanding, December 31, 2020	8,141,004	$2.67
Granted	1,405,000	1.03
Exercised	(5,834)	0.86
Expired	(1,685,048)	3.62
Forfeited	(1,103,125)	2.04
Outstanding, December 31, 2021	6,751,997	$2.00
Granted	3,430,000	1.00
Expired	(608,237)	4.65
Forfeited	(693,436)	1.77
Outstanding, December 31, 2022	8,880,324	$1.44
Granted	3,134,800	0.80
Expired	(1,672,087)	1.58
Forfeited	(391,435)	0.95
Outstanding, December 31, 2023	9,951,602	$1.23

The number of Restricted Share Units Issued and outstanding and the weighted average exercise price were as follows:

	Number of RSU's	Weighted average vesting price ($/ share)
Outstanding, December 31, 2020, 2021 and 2022	-	$-
Granted	197,345	0.60
Settled	(197,345)	(0.60)
Outstanding, December 31, 2023	-	$-

All Restricted Share Units granted during 2023, also vested and settled through issuance of common shares.

As at December 31, 2023, the number of share options outstanding was as follows:

	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 - $1.00	6,922,993	0.91	3.46	5,647,193	0.93	3.31
$1.00 - $1.95	893,609	1.79	1.19	893,609	1.79	1.19
$2.05	2,135,000	2.05	1.81	2,135,000	2.05	1.81
	9,951,602	1.23	2.90	8,675,802	1.30	2.72

(c) Share purchase warrants

The number of share purchase warrants outstanding at December 31, 2023 was as follows:

	Warrants outstanding	Exercise price ($/share)
Outstanding at December 31, 2020	1,626,740	$1.66
Issued	7,461,450	1.20
Exercised	(101,042)	1.46
Expired	(775,695)	1.42
Outstanding at December 31, 2021	8,211,453	$1.27
Expired during 2022	(750,003)	1.95
Outstanding at December 31, 2022 and 2023	7,461,450	$1.20

The following table reflects the warrants issued and outstanding as of December 31, 2023:

Expiry date	Warrants outstanding	Exercise price ($/share)
October 6, 2024	5,085,670	1.20
October 12, 2024	2,375,780	1.20
Total	7,461,450	1.20